Payables and Other Current Liabilities - Narrative (Details) € in Millions, £ in Millions, R$ in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 GBP (£)
Trade And Other Payables [Line Items]
Payables for spectrum acquisition	€ 569	€ 178
Payables to associates and joint ventures	344	11
Current government grants	12	13
Service concession arrangements and licenses | Spectrum | Telefónica México
Trade And Other Payables [Line Items]
Payables for spectrum acquisition	2	34
Telefónica Brazil | Service concession arrangements and licenses
Trade And Other Payables [Line Items]
Payables for spectrum acquisition	434		R$ 2,746
Telefónica Germany | Service concession arrangements and licenses
Trade And Other Payables [Line Items]
Payables for spectrum acquisition		€ 107
VMED O2 UK Ltd
Trade And Other Payables [Line Items]
Payables to associates and joint ventures	€ 253			£ 213
Telefonica, S.A.
Trade And Other Payables [Line Items]
Weighted average maturity period	54 days	53 days